BIOLOGICAL ASSETS - Fair value of Biological assets (Details) - Biological Assets	Dec. 31, 2020 Plant $ / shares item	Dec. 31, 2019 Plant $ / shares item
Average number of weeks in the growing cycles
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | item	18	18
Average harvest yields per plant | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | Plant	191	191
Average harvest yields per plant | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets | Plant	233
Average percentage of completion | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	71	71
Average percentage of completion | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	53	53
Average selling price per gram | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	5.05	5.05
Average selling price per gram | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	5.00	5.00
Average costs to sell per gram | Bottom of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	0.85	0.85
Average costs to sell per gram | Top of range
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Significant unobservable input, assets	1.54	1.54